Components of Net Deferred Tax Liability (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss and credit carryforwards		$ 1,900
Net non-current deferred tax assets	128	132	1,814
Net current deferred tax assets	11,335	11,367	10,529
Total net deferred tax assets		38,859	33,828
Deferred tax liabilities:
Intangible assets		(158,426)	(163,316)
Depreciation		(17,814)	(14,313)
Total deferred tax liabilities		(176,240)	(177,629)
Net deferred tax liability		(137,381)	(143,801)
Current Assets [Member]
Deferred tax assets:
Reserve on assets		679	525
Liabilities not yet deductible		10,095	9,502
Deferred revenue		430	326
Depreciation		207	84
Other			146
Deferred tax assets, gross		11,411	10,583
Valuation allowance		(45)	(3)
Net current deferred tax assets		11,366	10,580
Non-Current Assets [Member]
Deferred tax assets:
Net operating loss and credit carryforwards		1,918	6,257
Liabilities not yet deductible		12,806	9,991
Deferred revenue		737	471
Stock-based compensation		9,641	2,606
Deferred financing costs		1,018	1,273
Other		2,410	3,657
Deferred tax assets, gross		28,530	24,255
Valuation allowance		(1,037)	(1,007)
Net non-current deferred tax assets		$ 27,493	$ 23,248